Other Long-Term Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Other Long Term Liabilities [Line Items]
Liability for contingent consideration in respect of business combinations	$ 4,968	[1]	$ 4,412	[1]
Total other long-term liabilities	10,249		9,039
OCS [Member]
Other Long Term Liabilities [Line Items]
Effective interest rate used in the capitalization of the liabilities to the OCS	20.00%		20.00%
Liability for contingent consideration in respect of business combinations	5,281	[2]	4,627	[2]
New grants received	598
Sela Acquisition [Member] | OCS [Member]
Other Long Term Liabilities [Line Items]
Effective interest rate used in the capitalization of the liabilities to the OCS	20.00%		20.00%
Printar [Member] | OCS [Member]
Other Long Term Liabilities [Line Items]
Effective interest rate used in the capitalization of the liabilities to the OCS	16.00%		20.00%
Printar And Sela Acquisition [Member] | OCS [Member]
Other Long Term Liabilities [Line Items]
Liability for contingent consideration in respect of business combinations	$ 4,683

[1]	In accordance with ASC Topic 820 (Statement 157), the Company's liabilities for contingent consideration in respect of the acquisitions of Printar and SELA (see Note 23) are measured at fair value using Level 3 inputs.
[2]	Of the total long-term liability to OCS, $4,683 is in respect of the acquisitions of Printar and SELA. As of December 31, 2012 and 2011, only the accretion of time value had affected the remaining liabilities to the OCS resulting from the acquisitions, net of royalty repayments made to the OCS. The effective interest rate used in the capitalization of the liabilities to the OCS in respect of the acquisitions of Printar and SELA as of December 31, 2012 were 16% and 20%, respectively. (As of December 31, 2011, 20% for both Printar and SELA).